SELECTED QUARTERLY FINANCIAL DATA (Common Stock Market Price and Dividend Information) (Details) - $ / shares	3 Months Ended								12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Quarterly Financial Information Disclosure [Abstract]
Market price, high	$ 17.81	$ 18.44	$ 16.50	$ 16.55	$ 16.72	$ 18.05	$ 16.60	$ 16.85
Market price, low	17.00	14.51	12.25	15.85	15.60	15.40	14.76	15.39
Cash dividends declared, per share	$ 0.18	$ 0.10	$ 0.08	$ 0.08	$ 0.12	$ 0.08	$ 0.06	$ 0.06	$ 0.44	$ 0.32	$ 0.24